                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Grisanti Brown & Partners LLC
Address:        777 Third Avenue
                Suite 21 C
                New York, New York 10017

Form 13F File Number: 28- 05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all informa-tion contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Christopher C. Grisanti
Title:          Principal
Phone:          (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti     New York, New York       August 9, 2011
---------------------------   ----------------------    ----------------
    [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         73

Form 13F Information Table Value Total:  $    409472
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
6/30/2011

                                                                                                       Voting Authority
                                       Title                Value   Shares/ Sh/ Put/ Invstmt  Other   -------------------
          Name of Issuer              of Class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
          --------------            ------------ --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABS                         com          002824100    20879  396780 SH       Sole              396780
ACCURIDE CORP NEW                   com new      00439T206      884   69995 SH       Sole               69995
AIR PRODS & CHEMS INC               com          009158106    17129  179210 SH       Sole              179210
AK STL HLDG CORP                    com          001547108      490   31100          Sole               31100
ALCOA INC                           com          013817101      569   35900 SH       Sole               35900
APOLLO INVESTMENT CORP              com          03761U106        4     400 SH       Sole                 400
APPLE INC                           com          037833100      272     810 SH       Sole                 810
ARCHER- DANIELS-MIDLAND CO          com          039483102       27     890 SH       Sole                 890
BANK OF AMERICA CORPORATION         com          060505104      287   26150 SH       Sole               26150
BANK OF NEW YORK MELLON CORP        com          064058100      204    7965 SH       Sole                7965
BLACKSTONE GROUP LP                 com unit ltd 09253U108       34    2083 SH       Sole                2083
BOISE INC                           com          09746Y105     1174  150705 SH       Sole              150705
BP PLC                              spon adr     055622104    27001  609651 SH       Sole              609651
CALPINE CORP                        com new      131347304      458   28400          Sole               28400
CHESAPEAKE ENERGY CORP              com          165167107      481   16200 SH       Sole               16200
CHEVRON CORP NEW                    com          166764100       49     480 SH       Sole                 480
CIGNA CORP                          com          125509109      465    9040 SH       Sole                9040
CLOUD PEAK ENERGY INC               com          18911Q102     1263   59300 SH       Sole               59300
COCA COLA CO                        com          191216100      734   10910 SH       Sole               10910
CONOCOPHILLIPS                      com          20825c104      211    2800 SH       Sole                2800
DELL INC                            com          24702r101    31203 1871822 SH       Sole             1871822
DU PONT EI DE NEMOURS               com          263534109       32     600 SH       Sole                 600
EMC CORP MASS                       com          268648102      447   16225 SH       Sole               16225
EMERSON ELEC CO COM                 com          291011104      281    5000 SH       Sole                5000
EXXON MOBIL CORPORATION             com          30231G102      776    9537 SH       Sole                9537
GENERAL ELEC CO                     com          369604103    19710 1045081 SH       Sole             1045081
GENERAL MTRS CO                     com          37045V100    19732  649949 SH       Sole              649949
GOLDMAN SACHS GROUP COM             com          38141G104    19725  148210 SH       Sole              148210
GOODYEAR TIRE & RUBR CO             com          382550101     1001   59665 SH       Sole               59665
HESS CORPORATION                    com          42809h107      194    2597 SH       Sole                2597
HEWLETT-PACKARD                     com          428236103      566   15539 SH       Sole               15539
INTL PAPER CO                       com          460146103    23532  789137 SH       Sole              789137
INTL BUSINESS MACHINES CORP         com          459200101      432    2520 SH       Sole                2520
JOHNSON & JOHNSON                   com          478160104      771   11591 SH       Sole               11591
JPMORGAN CHASE & CO                 com          46625H100    26857  656013 SH       Sole              656013
KBR INC                             com          48242w106      431   11435 SH       Sole               11435
KIMBERLY CLARK CORP COM             com          494368103      258    3876 SH       Sole                3876
LABORATORY CRP OF AMER HLDGS        com          50540r409      220    2275 SH       Sole                2275
LOCKHEED MARTIN CORP                com          539830109      297    3670 SH       Sole                3670
MACY'S INC                          com          55616P104      388   13255 SH       Sole               13255
MARATHON OIL CORP.                  com          565849106    26180  496955 SH       Sole              496955
MERCK & CO INC                      com          47822y105      503   14264 SH       Sole               14264
MICROSOFT CORP                      com          594918104    21194  815159 SH       Sole              815159
MONSANTO CO NEW                     com          61166w101       27     370 SH       Sole                 370
MOSAIC CO                           com          61945A107    24147  356523 SH       Sole              356523
MPG OFFICE TR INC                   com          553274101      225   78620 SH       Sole               78620
NAVISTAR INTL                       com          63934E108    16921  299706 SH       Sole              299706
OWENS CORNING NEW                   com          690742101      457   12225 SH       Sole               12225
PATRIOT COAL CORP                   com          70336t104      190    8524 SH       Sole                8524
PEABODY ENERGY CORP                 com          704549104      260    4415 SH       Sole                4415
PFIZER INC                          com          717081103      104    5050 SH       Sole                5050
PHILIP MORRIS INTERNATIONAL INC     com          718172109      594    8900 SH       Sole                8900
PIONEER NATURAL RESOURCES CO        com          723787107      316    3525 SH       Sole                3525
PROCTER & GAMBLE                    unit ser 1   742718109      372    5858 SH       Sole                5858
SLM CORPORATION                     com          78442p106      142    2500 SH       Sole                2500
SIEMENS AG                          spon adr     826197501      154    1120          Sole                1120
SPIRIT AEROSYSTEMS HLDGS INC        Cl A         848574109      718   32625 SH       Sole               32625
SPRINT NEXTEL CORP                  com ser 1    852061100      507   94020 SH       Sole               94020
STATE STR CORP                      com          857477103      163    3625 SH       Sole                3625
TEMPLE INLAND INC                   com          879868107     1072   36060 SH       Sole               36060
TEVA PHARMACEUTICALS INDS LTD       adr          881624209    21098  437536 SH       Sole              437536
TRANSOCEAN LTD                      reg shs      H8817H100      529    8200 SH       Sole                8200
U.S. BANCORP                        com          902973304      155    6060 SH       Sole                6060
UNITED STATES STL CORP NEW          com          912909108      589   12800 SH       Sole               12800
VALERO ENERGY CORP NEW              com          91913y100    35105 1372912 SH       Sole             1372912
VERIZON COMMUNICATIONS INC          com          92343V104      410   11000 SH       Sole               11000
VISTEON CORP                        com new      92839U206    20872  305096 SH       Sole              305096
WABASH NATL CORP                    com          929566107      194   20660 SH       Sole               20660
WABCO HLDGS INC                     com          92927K102      297    4300 SH       Sole                4300
WALT DISNEY CO                      com          254687106      119    3050 SH       Sole                3050
WEATHERFORD INTL LTD                reg          H27013103      224   11945 SH       Sole               11945
WILLIAMS COS INC                    com          969457100    15643  517132 SH       Sole              517132
WILLIAMS PARTNERS LP                com unit lp  96950F104      520    9600 SH       Sole                9600

TOTAL VALUE                                                  409472
==================================                           ======